American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Diversified International ETF (QINT)
May 31, 2023

American Century Quality Diversified International ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.9%
Australia — 4.9%
Aristocrat Leisure Ltd.	34,434	831,626
BHP Group Ltd.	16,372	447,989
BlueScope Steel Ltd.	21,616	260,692
Brambles Ltd.	31,575	281,915
carsales.com Ltd.	15,508	234,033
Cochlear Ltd.	1,478	233,912
Computershare Ltd.	16,386	237,895
CSL Ltd.	1,276	254,123
Fortescue Metals Group Ltd.	78,080	977,676
IGO Ltd.	28,672	266,282
Incitec Pivot Ltd.	213,306	409,850
Lottery Corp. Ltd.	63,281	204,777
Lynas Rare Earths Ltd.(1)	42,387	206,888
Northern Star Resources Ltd.	36,882	311,904
Origin Energy Ltd.	97,486	528,271
Pilbara Minerals Ltd.	92,626	265,536
Qantas Airways Ltd.(1)	175,896	759,575
REA Group Ltd.	4,907	438,351
Sonic Healthcare Ltd.	33,302	761,656
South32 Ltd.	485,222	1,240,494
Treasury Wine Estates Ltd.	31,001	234,227
WiseTech Global Ltd.	6,471	314,502
Woodside Energy Group Ltd.	9,146	202,374
Xero Ltd.(1)	4,227	301,778
		10,206,326
Austria — 0.9%
ANDRITZ AG	10,127	544,208
Erste Group Bank AG	9,378	304,647
OMV AG	12,981	579,842
Raiffeisen Bank International AG(1)	18,346	269,763
voestalpine AG	7,425	230,552
		1,929,012
Belgium — 0.8%
Ageas SA(2)	25,437	1,017,638
D'ieteren Group	1,188	205,530
KBC Group NV	2,972	195,258
Solvay SA	2,402	251,309
		1,669,735
Canada — 9.1%
Alimentation Couche-Tard, Inc.	4,780	231,447
ARC Resources Ltd.(2)	20,201	243,454
Canadian Natural Resources Ltd.	14,653	789,373
Canadian Tire Corp. Ltd., Class A(2)	4,189	503,174
CGI, Inc.(1)	3,036	314,447
Constellation Software, Inc.	1,085	2,212,369
Descartes Systems Group, Inc.(1)	5,835	451,154
Dollarama, Inc.	13,527	822,880
Element Fleet Management Corp.	32,894	498,923
Endeavour Mining PLC	10,570	278,596

Fairfax Financial Holdings Ltd.	1,735	1,245,340
George Weston Ltd.	6,535	768,699
IGM Financial, Inc.(2)	8,946	262,811
Imperial Oil Ltd.	10,579	480,205
Intact Financial Corp.	5,818	857,421
Loblaw Cos. Ltd.	3,887	339,851
Lundin Mining Corp.(2)	43,749	305,840
Manulife Financial Corp.(2)	122,867	2,276,320
Metro, Inc.	4,236	222,831
Nutrien Ltd.	6,387	336,595
Open Text Corp.	49,241	2,047,265
Pembina Pipeline Corp.	6,701	202,881
Quebecor, Inc., Class B	25,357	604,645
RB Global, Inc.	7,870	409,870
Stantec, Inc.	5,959	344,986
Suncor Energy, Inc.	31,301	876,889
Teck Resources Ltd., Class B	6,883	268,919
TFI International, Inc.	2,784	293,269
Toromont Industries Ltd.	3,362	260,044
Tourmaline Oil Corp.	7,994	334,187
		19,084,685
China — 2.7%
Alibaba Health Information Technology Ltd.(1)	318,000	188,753
ANTA Sports Products Ltd.	76,600	782,905
Bosideng International Holdings Ltd.	608,000	252,430
BYD Co. Ltd., H Shares	23,000	694,542
China Resources Beer Holdings Co. Ltd.	18,000	113,626
COSCO SHIPPING Holdings Co. Ltd., Class H(2)	195,000	171,829
CSPC Pharmaceutical Group Ltd.	628,000	547,135
JD Health International, Inc.(1)(2)	43,000	265,229
JD Logistics, Inc.(1)(2)	118,000	188,768
Li Ning Co. Ltd.	70,000	376,111
Nongfu Spring Co. Ltd., H Shares(2)	180,200	966,158
PDD Holdings, Inc., ADR(1)	7,680	501,658
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares(2)	82,000	220,155
Yadea Group Holdings Ltd.	158,000	314,890
		5,584,189
Denmark — 2.7%
AP Moller - Maersk A/S, B Shares	753	1,267,289
Genmab A/S(1)	2,274	895,176
Novo Nordisk A/S, B Shares	20,301	3,267,058
Pandora A/S	2,885	230,271
		5,659,794
Finland — 0.3%
Neste Oyj	4,599	173,756
Sampo Oyj, A Shares	10,665	490,806
		664,562
France — 11.4%
Bouygues SA	8,115	260,365
Bureau Veritas SA	9,609	244,191
Cie de Saint-Gobain	3,731	207,199
Dassault Systemes SE	6,043	266,420
Eiffage SA	2,640	281,933
Engie SA	124,834	1,877,079
EssilorLuxottica SA(2)	9,504	1,721,204

Hermes International	1,123	2,290,722
Ipsen SA	4,032	467,484
Kering SA	1,458	779,537
La Francaise des Jeux SAEM	9,882	382,049
L'Oreal SA	5,150	2,204,952
LVMH Moet Hennessy Louis Vuitton SE	1,117	976,624
Orange SA(2)	24,094	287,762
Pernod Ricard SA	4,177	904,817
Publicis Groupe SA	8,595	638,332
Rexel SA(1)	15,495	318,093
Sanofi(2)	33,617	3,429,841
Schneider Electric SE	1,709	295,655
Sodexo SA	13,500	1,461,600
STMicroelectronics NV	27,850	1,212,235
TotalEnergies SE	43,830	2,473,361
Vinci SA	4,803	547,143
Vivendi SE	28,907	256,811
		23,785,409
Germany — 6.8%
Allianz SE	1,170	250,554
Bayer AG	27,871	1,555,489
Bayerische Motoren Werke AG	2,874	313,425
Carl Zeiss Meditec AG, Bearer Shares	1,664	187,234
Commerzbank AG	18,234	184,448
CTS Eventim AG & Co. KGaA	3,702	249,674
Deutsche Bank AG	22,036	224,362
Deutsche Lufthansa AG(1)	32,392	318,735
Deutsche Post AG	21,260	958,695
E.ON SE	25,135	304,719
Evonik Industries AG	13,245	266,035
Fresenius Medical Care AG & Co. KGaA	36,894	1,579,338
GEA Group AG	5,945	250,557
Hannover Rueck SE	1,530	327,961
Heidelberg Materials AG	5,292	379,627
Henkel AG & Co. KGaA	32,460	2,332,103
HUGO BOSS AG	3,246	221,098
Infineon Technologies AG	14,272	531,332
Mercedes-Benz Group AG	3,579	267,543
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,366	1,919,376
Nemetschek SE	3,997	313,710
Rational AG	358	240,607
Rheinmetall AG	873	221,157
SAP SE	2,419	317,193
Siemens AG	1,797	295,719
Wacker Chemie AG	1,752	233,368
		14,244,059
Ireland — 0.4%
Ryanair Holdings PLC, ADR(1)	6,228	654,438
Smurfit Kappa Group PLC	7,351	261,917
		916,355
Israel — 1.7%
Bank Hapoalim BM	59,309	477,434
Bank Leumi Le-Israel BM	109,383	767,083
Israel Discount Bank Ltd., A Shares	104,594	503,892
Mizrahi Tefahot Bank Ltd.	25,757	826,417

Monday.com Ltd.(1)	1,435	258,587
Nice Ltd.(1)	1,159	237,664
Teva Pharmaceutical Industries Ltd.(1)	29,726	212,810
Tower Semiconductor Ltd.(1)	5,475	214,291
		3,498,178
Italy — 3.8%
A2A SpA(2)	186,327	309,613
Assicurazioni Generali SpA	13,897	264,001
Banco BPM SpA	134,609	529,292
CNH Industrial NV	13,483	172,987
Eni SpA(2)	81,137	1,079,669
Ferrari NV	6,636	1,902,342
FinecoBank Banca Fineco SpA	12,853	171,692
Intesa Sanpaolo SpA	116,881	271,451
Leonardo SpA	32,362	348,253
Mediobanca Banca di Credito Finanziario SpA	25,744	284,565
Moncler SpA	4,322	294,143
Prysmian SpA	6,738	250,610
Stellantis NV(2)	107,501	1,638,148
UniCredit SpA	18,959	365,573
		7,882,339
Japan — 20.3%
Advantest Corp.	3,300	422,603
Aisin Corp.	10,000	286,943
Ajinomoto Co., Inc.	12,000	466,141
Asahi Intecc Co. Ltd.	13,600	259,156
Astellas Pharma, Inc.	19,400	306,950
Bandai Namco Holdings, Inc.	10,700	250,573
BayCurrent Consulting, Inc.	6,500	237,583
Canon, Inc.(2)	12,700	314,794
Capcom Co. Ltd.	7,500	292,362
Chugai Pharmaceutical Co. Ltd.	8,800	236,844
Dai Nippon Printing Co. Ltd.	12,400	353,072
Daifuku Co. Ltd.	12,800	258,607
Daiichi Sankyo Co. Ltd.	35,600	1,157,683
Daiwa Securities Group, Inc.	58,000	263,028
Dentsu Group, Inc.(2)	8,500	272,512
Disco Corp.	2,200	320,029
Fast Retailing Co. Ltd.	1,400	327,290
Fujitsu Ltd.	2,100	266,406
Hamamatsu Photonics KK	4,800	243,992
Hikari Tsushin, Inc.	1,900	274,194
Hirose Electric Co. Ltd.	4,000	541,493
Hitachi Ltd.	5,400	310,783
Honda Motor Co. Ltd.	19,000	540,640
Hoya Corp.	5,800	727,150
Inpex Corp.	65,100	684,036
Isuzu Motors Ltd.	36,600	424,516
ITOCHU Corp.(2)	17,000	573,886
Itochu Techno-Solutions Corp.	12,300	319,871
Japan Tobacco, Inc.(2)	113,300	2,470,452
Kao Corp.	7,300	254,395
Kawasaki Kisen Kaisha Ltd.(2)	13,600	305,338
KDDI Corp.	9,300	286,733
Keyence Corp.	3,100	1,502,812

Kirin Holdings Co. Ltd.	18,200	271,636
Komatsu Ltd.	21,800	511,553
Kose Corp.	2,100	210,487
Kyowa Kirin Co. Ltd.	10,300	198,253
M3, Inc.	9,200	204,204
Marubeni Corp.	124,700	1,777,131
Mazda Motor Corp.	32,300	274,013
MEIJI Holdings Co. Ltd.	11,900	267,031
Mitsubishi Corp.	17,700	707,646
Mitsubishi Electric Corp.	25,600	333,223
Mitsubishi Heavy Industries Ltd.	13,400	564,828
Mitsui & Co. Ltd.	21,600	680,616
MonotaRO Co. Ltd.	16,200	224,636
MS&AD Insurance Group Holdings, Inc.	8,600	294,689
Nexon Co. Ltd.	10,200	207,878
Nintendo Co. Ltd.	5,900	250,537
NIPPON EXPRESS HOLDINGS, Inc.	4,900	274,744
Nippon Steel Corp.	16,100	313,456
Nippon Telegraph & Telephone Corp.	9,400	267,061
Nissin Foods Holdings Co. Ltd.	6,000	511,977
Obayashi Corp.	38,900	313,046
Obic Co. Ltd.	1,500	242,635
Olympus Corp.	43,800	663,320
Ono Pharmaceutical Co. Ltd.	70,400	1,316,416
ORIX Corp.	15,900	270,272
Osaka Gas Co. Ltd.	16,800	266,343
Otsuka Corp.	8,100	305,072
Otsuka Holdings Co. Ltd.	9,000	333,916
Pan Pacific International Holdings Corp.	26,200	446,579
Panasonic Holdings Corp.	31,300	326,919
Persol Holdings Co. Ltd.	11,000	207,426
Recruit Holdings Co. Ltd.	8,100	247,798
Ricoh Co. Ltd.	35,100	292,810
Rohm Co. Ltd.	3,500	295,368
SBI Holdings, Inc.	55,400	1,035,648
SCSK Corp.	18,800	297,321
Secom Co. Ltd.	4,700	307,810
Seiko Epson Corp.	39,300	595,995
Sekisui Chemical Co. Ltd.	36,800	507,224
Sekisui House Ltd.	14,400	281,041
Seven & i Holdings Co. Ltd.	11,700	489,788
Shimadzu Corp.	7,600	235,036
Shin-Etsu Chemical Co. Ltd.	71,900	2,213,536
Softbank Corp.	24,200	257,881
Sojitz Corp.	54,400	1,087,689
Square Enix Holdings Co. Ltd.	4,900	219,459
Subaru Corp.	30,700	526,572
SUMCO Corp.	53,000	754,419
Sumitomo Corp.	21,800	411,438
Sumitomo Mitsui Financial Group, Inc.	6,200	251,606
Suntory Beverage & Food Ltd.	7,800	286,897
Taisei Corp.	9,600	305,044
Takeda Pharmaceutical Co. Ltd.	8,800	280,069
TIS, Inc.	8,900	249,070
Tokyo Gas Co. Ltd.	26,100	556,060

Toppan, Inc.	15,100	322,573
Tosoh Corp.	20,100	230,907
Toyo Suisan Kaisha Ltd.	5,500	240,697
Trend Micro, Inc.	5,800	275,814
Yakult Honsha Co. Ltd.	3,200	207,870
Yamato Holdings Co. Ltd.	16,100	294,521
ZOZO, Inc.	9,900	201,521
		42,549,892
Netherlands — 3.9%
ASM International NV	1,559	678,310
ASML Holding NV	1,940	1,403,253
ASR Nederland NV(2)	15,819	674,155
Coca-Cola Europacific Partners PLC	9,711	605,869
EXOR NV	5,417	449,857
Heineken NV	5,096	515,606
ING Groep NV	21,400	263,671
JDE Peet's NV	16,888	490,769
Koninklijke Ahold Delhaize NV	46,864	1,485,699
NN Group NV	6,789	244,928
OCI NV	7,188	159,543
Randstad NV	18,659	915,330
Wolters Kluwer NV(2)	2,286	261,117
		8,148,107
New Zealand — 0.4%
Auckland International Airport Ltd.(1)	169,264	904,685
Norway — 1.7%
Aker BP ASA	22,217	481,682
Equinor ASA	37,667	956,103
Kongsberg Gruppen ASA	10,730	430,067
Norsk Hydro ASA	67,376	407,782
Yara International ASA	31,875	1,191,135
		3,466,769
Portugal — 0.6%
Jeronimo Martins SGPS SA	48,870	1,181,013
Singapore — 1.8%
DBS Group Holdings Ltd.	22,300	499,299
Genting Singapore Ltd.	700,900	523,282
Jardine Cycle & Carriage Ltd.(2)	69,700	1,666,032
Oversea-Chinese Banking Corp. Ltd.	29,100	263,793
Sembcorp Industries Ltd.	101,600	377,782
Singapore Airlines Ltd.(2)	64,800	307,037
United Overseas Bank Ltd.	10,500	216,939
		3,854,164
South Korea — 0.7%
Kia Corp.	4,739	306,166
Samsung Biologics Co. Ltd.(1)	679	400,683
Samsung SDI Co. Ltd.	1,333	720,086
		1,426,935
Spain — 3.4%
Aena SME SA	6,147	964,511
Banco Bilbao Vizcaya Argentaria SA	399,925	2,629,381
Banco de Sabadell SA	479,957	476,692
CaixaBank SA	59,520	218,756
Endesa SA	14,013	303,876
Industria de Diseno Textil SA	20,795	695,712

Mapfre SA(2)	581,075	1,144,105
Repsol SA	33,181	449,683
Telefonica SA	67,555	287,701
		7,170,417
Sweden — 3.2%
Assa Abloy AB, Class B	37,964	844,280
Boliden AB	5,386	164,552
Epiroc AB, A Shares	13,431	235,916
Evolution AB	4,639	612,387
Getinge AB, B Shares	12,837	296,445
H & M Hennes & Mauritz AB, B Shares(2)	21,709	271,237
Indutrade AB	11,858	279,939
Lifco AB, B Shares	11,053	234,220
Nibe Industrier AB, B Shares	51,771	495,416
Saab AB, B Shares	4,315	235,277
Skanska AB, B Shares	16,104	212,774
SSAB AB, B Shares	122,732	761,146
Swedbank AB, A Shares	24,243	372,453
Swedish Orphan Biovitrum AB(1)	10,378	208,791
Telefonaktiebolaget LM Ericsson, B Shares	217,451	1,124,406
Volvo AB, B Shares	14,130	261,144
		6,610,383
Switzerland — 3.4%
Adecco Group AG	7,681	229,519
Belimo Holding AG	480	219,370
Cie Financiere Richemont SA, Class A	2,328	370,654
Flughafen Zurich AG	1,218	235,474
Kuehne + Nagel International AG	1,066	303,907
Novartis AG	33,647	3,224,954
Partners Group Holding AG	232	209,737
Roche Holding AG, Bearer Shares	883	298,912
Sika AG	1,677	458,862
Sonova Holding AG	898	230,629
Straumann Holding AG	3,910	574,452
Temenos AG	3,709	313,706
UBS Group AG	10,157	193,646
VAT Group AG	799	330,301
		7,194,123
Taiwan — 1.7%
Accton Technology Corp.	36,000	412,768
Airtac International Group	7,000	225,645
E Ink Holdings, Inc.	53,000	356,294
MediaTek, Inc.	37,000	909,223
momo.com, Inc.	3,800	86,149
Taiwan Semiconductor Manufacturing Co. Ltd.	41,000	742,011
Unimicron Technology Corp.	66,000	386,051
Voltronic Power Technology Corp.	6,000	377,572
		3,495,713
United Kingdom — 12.0%
3i Group PLC	17,337	422,935
Anglo American PLC	7,842	216,034
Ashtead Group PLC	15,630	954,580
Associated British Foods PLC	11,271	256,322
AstraZeneca PLC	3,633	529,148
BAE Systems PLC	25,889	299,213

Barratt Developments PLC	48,224	278,651
Beazley PLC	57,192	431,120
BP PLC	41,093	230,861
British American Tobacco PLC	10,572	334,652
Burberry Group PLC	8,362	224,256
Coca-Cola HBC AG(1)	19,201	570,430
DCC PLC	4,916	281,703
DS Smith PLC	70,215	265,568
Evraz PLC(1)	199,959	25
GSK PLC	120,356	2,020,081
Halma PLC	8,449	253,577
Howden Joinery Group PLC	56,986	465,859
HSBC Holdings PLC	381,929	2,799,274
Imperial Brands PLC	72,508	1,528,535
InterContinental Hotels Group PLC	4,789	315,119
J Sainsbury PLC	95,670	322,413
JD Sports Fashion PLC	114,480	217,199
Kingfisher PLC	78,766	226,562
Mondi PLC	16,199	251,115
NatWest Group PLC	104,474	338,515
Pearson PLC	24,632	244,400
Persimmon PLC	16,742	250,613
RELX PLC	7,874	246,257
Rio Tinto PLC	20,995	1,240,627
RS GROUP PLC	19,830	196,461
Shell PLC	119,627	3,344,363
Smith & Nephew PLC	19,619	293,936
Spectris PLC	5,198	237,952
Spirax-Sarco Engineering PLC	1,680	228,995
Standard Chartered PLC	106,305	837,761
Tesco PLC	93,609	304,174
Unilever PLC	5,469	273,641
Vodafone Group PLC	1,948,363	1,852,757
Whitbread PLC	8,242	338,068
Wise PLC, Class A(1)	31,210	226,164
WPP PLC	84,973	903,198
		25,053,114
United States — 0.3%
Autoliv, Inc.	2,399	195,519
NXP Semiconductors NV	1,244	222,800
Waste Connections, Inc.	1,658	226,566
		644,885
TOTAL COMMON STOCKS (Cost $197,449,124)		206,824,843
SHORT-TERM INVESTMENTS — 4.0%
Money Market Funds — 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	909,701	909,701
State Street Navigator Securities Lending Government Money Market Portfolio(3)	7,453,250	7,453,250
TOTAL SHORT-TERM INVESTMENTS (Cost $8,362,951)		8,362,951
TOTAL INVESTMENT SECURITIES — 102.9% (Cost $205,812,075)		215,187,794
OTHER ASSETS AND LIABILITIES — (2.9)%		(6,035,580)
TOTAL NET ASSETS — 100.0%		$209,152,214

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	16.7%
Financials	14.0%
Health Care	13.9%
Consumer Discretionary	12.2%
Information Technology	12.0%
Consumer Staples	10.8%
Materials	7.2%
Energy	6.5%
Communication Services	3.4%
Utilities	2.2%
Short-Term Investments	4.0%
Other Assets and Liabilities	(2.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $12,408,901. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $13,197,397, which includes securities collateral of $5,744,147.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,970,441	$200,854,402	—
Short-Term Investments	8,362,951	—	—
	$14,333,392	$200,854,402	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.